Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund
Fund Summary
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 232 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. Although the Fund does not impose any sales charge on Institutional Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in this table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) - Neuberger Berman Intrinsic Value Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated after one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) - Neuberger Berman Intrinsic Value Fund		Class A	Class C	Institutional Class
Management fees		1.05%	1.05%	0.94%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.12%	0.09%	0.09%
Total annual operating expenses		1.42%	2.14%	1.03%
Fee waiver and/or expense reimbursement		0.05%	0.02%	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.37%	2.12%	1.01%
[1]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.36%, 2.11% and 1.00% of average net assets, respectively. Each of these undertakings lasts until 8/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36%, 2.11% and 1.00% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

(assuming redemption)
Expense Example - Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) - Neuberger Berman Intrinsic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,293	2,166
Class C	315	664	1,143	2,467
Institutional Class	103	322	562	1,254

(assuming no redemption)
Expense Example No Redemption - Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) - Neuberger Berman Intrinsic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,293	2,166
Class C	215	664	1,143	2,467
Institutional Class	103	322	562	1,254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small- and mid-capitalization companies, which it defines as those companies with a total market value between $50 million and $10 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has increased above or decreased below this range.

The Fund’s strategy consists of using a bottom-up, research driven approach to identify stocks of companies that are available at market prices below the Portfolio Managers’ estimate of their intrinsic value and that the Portfolio Managers believe have the potential for appreciation in value over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic value, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, certain investment opportunities tend to be mispriced due to market inefficiencies. For example, market inefficiencies may exist at times in the small capitalization segment of the market due to a lack of widely available research on these companies. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued, such as companies with the following characteristics:

■          Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■          Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■          Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that the Portfolio Managers believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the Portfolio Managers’ estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock. The Portfolio Managers also integrate governance factors into the investment process. They seek to invest in companies that have effective and independent boards composed of diverse, and currently active, CEOs and Chief Experience Officers. They look for companies where management and shareholder interests are aligned (often through high ownership of the company by management), with long-term incentive plans and CEO and management compensation and succession plans in place. The Portfolio Managers also seek out companies that have full transparency and disclosure, effective capital deployment strategies and value enhancing M&A policies. When appropriate, the Portfolio Managers may engage with portfolio companies regarding directors, strategy and financing in an effort to enhance shareholder value. The Portfolio Managers may also engage on financially material environmental and social issues.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continue to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance:

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, possibly due to the actions of other market participants, or the market may react to the catalyst differently than expected.

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Recent Market Conditions. Some countries, including the U.S., are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The U.S. is also said to be considering significant new investments in infrastructure and national defense which, coupled with lower federal taxes, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. Also, prices of many U.S. equity securities have increased substantially over several years, U.S. unemployment has declined and many market prognosticators reportedly expect the Fed to continue raising interest rates in an effort to limit inflation and/or believe the market may experience a “correction” to lower values. Higher interest rates may further strengthen the already strong U.S. dollar, which may harm U.S. companies that rely significantly on exports.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. There is a greater risk of rising interest rates than has historically been the case due to the current period of relatively low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

In addition, national economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The rise in protectionist trade policies, changes to some major international trade agreements and the potential for changes to others, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Value Stock Risk. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the portfolio management team believes to be their full value or intrinsic value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

As of May 7, 2010, the Fund became the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after September 12, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to September 11, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.

The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or other distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund prior to May 7, 2010.

For each class, the performance prior to May 7, 2010, is that of the Fund's Predecessors. Returns would have been lower if the investment adviser to the Predecessors and/or the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter: Q2 '09, 30.56% Worst quarter: Q4 '08, -30.60% Year-to-date performance as of 9/30/2018: 12.55%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/17
Intrinsic Value Fund
Average Annual Returns - Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) - Neuberger Berman Intrinsic Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	16.72%	13.57%	8.81%	11.38%	Jul. 08, 1997
Class A	9.54%	11.81%	7.86%	10.91%	Jul. 08, 1997
Class C	14.41%	12.31%	7.89%	10.92%	Jul. 08, 1997
After Taxes on Distributions | Institutional Class	15.30%	12.40%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	10.55%	10.68%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%	9.11%	Jul. 08, 1997
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%	8.25%	Jul. 08, 1997

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.